Business Acquisitions	12 Months Ended
Feb. 28, 2019
Business Combinations [Abstract]
Business Acquisitions
BUSINESS ACQUISITIONS
On February 21, 2019, the Company acquired all of the issued and outstanding shares of Cylance Inc. (“Cylance”), an artificial intelligence and cybersecurity leader, for approximately $1.4 billion in cash, and common shares, plus the assumption of unvested employee incentive awards. The acquisition of Cylance is a strategic addition to the Company’s end-to-end secure communications portfolio. Its embeddable AI technology is expected to accelerate the development of the BlackBerry Spark platform, which the Company announced in 2018.
Due to the proximity of the acquisition to the Company’s fiscal year-end, accounting for the acquisition of Cylance is still ongoing. The information presented below, with the exception of cash acquired, is preliminary and provisional, as the Company is still completing its measurement of: (i) the fair value of identifiable assets acquired, (ii) consideration transferred for the acquiree, which is subject to a potential purchase price adjustment based upon the final calculation of working capital, and (iii) as a result of the preceding items its measurement of goodwill recognized.
The following table summarizes the preliminary fair value allocations of the acquisition price of the assets acquired and liabilities assumed during fiscal 2019:

Non-cash assets acquired
Current assets	$40
Property, plant and equipment and other long-term assets	25
Intangible assets
Acquired technology	283
In-process research and development	66
Customer relationships	277
Trade name	20
Goodwill(1)	899
1,610
Liabilities assumed
Current liabilities	27
Debt	125
Deferred revenue(2)	95
Deferred tax liability	22
Other long-term liabilities	8
277
Net non-cash assets acquired	1,333
Cash acquired	10
Restricted cash acquired	4
Net assets acquired	1,347
Settlement of acquiree debt(3)	125
$1,472

Consideration
Cash consideration	$1,416
Replacement Awards issued(4)	21
Exchange shares (5)	35
Total consideration	$1,472
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(1)	Goodwill represents the excess of the acquisition price over the fair value of net assets acquired, which is not expected to be deductible for tax purposes when goodwill results from share purchases.

(2)	The fair value of deferred revenue represents the costs to service the assumed obligations, plus a normal profit margin as required under purchase accounting.

(3)	$125 million in cash was paid to existing debt holders to settle Cylance debt outstanding at acquisition.

(4)
Fair value of Replacement Awards (as defined in Note 11(b)) issued in connection with unvested Cylance employee equity awards, related to pre-combination service and considered purchase consideration. See Note 11(b) for details on the Replacement Awards.

(5)
In lieu of cash, a proportion of consideration owed to certain Cylance shareholders will be paid in BlackBerry shares issued from treasury in equal instalments on the next three anniversary dates of the acquisition. There are no service or other requirements associated with the issuance of these shares.

The weighted average amortization period of the acquired technology, in-process research and development, customer relationships and trade name related to the business acquisitions completed during the year ended February 28, 2019 is approximately 8 years, 9 years, 9 years and 7 years, respectively.
The Company incurred $12 million in acquisition-related costs included in selling, general and administration expenses for the fiscal year ended February 28, 2019.
The amounts of revenue and loss before income taxes of the acquisition above included in the consolidated statements of operations for the year ended February 28, 2019 are as follows:

	Revenue(1)	Loss before income taxes
Actuals from acquisition date to February 28, 2019	$2	$(5)
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(1)	Includes revenue recognized related to deferred revenue, the fair value of which represents the costs to service the assumed obligations, plus a normal margin, as required under purchase accounting.
The Company has not disclosed supplemental pro forma information as the accounting for the acquisition is provisional and it is still determining the nature and amount of potential non-recurring pro forma adjustments directly attributable to the business combination.
There were no business acquisitions during fiscal 2018.